SUBSEQUENT EVENTS (Details) - Subsequent event ¥ / shares in Units, ¥ in Thousands	Jul. 26, 2016 JPY (¥)	Jun. 22, 2016 $ / shares shares	Jun. 22, 2016 ¥ / shares shares
Bank borrowings | Bank Of Tokyo Mitsubishi UFJ Ltd
SUBSEQUENT EVENTS
Amount of the loan | ¥	¥ 1,000,000
Agreement Term	6 years
Minimum net assets to be maintained for restrictive covenants as a percentage of net assets	75.00%
Number of consecutive fiscal years that ordinary losses are not allowed under the debt covenants	2 years
13th series Stock Option Grant | Employee stock options
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares | shares		140,000	140,000
Exercise price (in yen per share) | (per share)		$ 1,181	¥ 1,181
Vesting period		3 years	3 years